UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—May 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2022
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
New York Municipal Money Market Fund	3
New York Long-Term Tax-Exempt Fund	18
Trustees Approve Advisory Arrangements	70
Liquidity Risk Management	72

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2022
	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,000.90	$0.65
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$915.00	$0.81
Admiral™ Shares	1,000.00	915.40	0.43
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.28	$0.66
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.13%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

New York Municipal Money Market Fund
Distribution by Effective Maturity1
As of May 31, 2022
1 - 7 Days	98.1%
8 - 30 Days	0.5
31 - 60 Days	0.2
61 - 90 Days	0.0
91 - 180 Days	1.1
Over 180 Days	0.1
1 Percentage of investments.

New York Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (99.4%)
[1]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	0.800%	6/2/22	5,955	5,955
	Battery Park City Authority Miscellaneous Revenue VRDO	0.780%	6/2/22	10,600	10,600
[1,2]	Battery Park City NY Authority Revenue TOB VRDO	0.820%	6/2/22	30,805	30,805
[1,2,3]	BlackRock MuniYield New York Quality Fund Inc. PUT VRDP	0.880%	6/7/22	71,400	71,400
[1,2]	Erie County NY Industrial Development Agency School Facility Lease (Appropriation) TOB VRDO	0.810%	6/2/22	6,665	6,665
[1]	Franklin County Civic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.810%	6/2/22	19,710	19,710
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	0.810%	6/2/22	10,875	10,875
	Grand Island NY BAN GO	1.500%	10/7/22	8,456	8,491
	Harrison NY BAN GO	1.000%	7/13/22	5,000	5,005
[1,2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.820%	6/2/22	6,750	6,750
[1]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	0.800%	6/2/22	19,740	19,740
[1,2]	Metropolitan Transportation Authority New York Fuel Sales Tax Revenue TOB VRDO	0.830%	6/7/22	5,055	5,055
[1]	Metropolitan Transportation Authority Transit Revenue	0.800%	6/2/22	20,000	20,000
[1,2]	Monroe County NY Industrial Development Corp. College & University Revenue TOB VRDO	0.830%	6/7/22	2,800	2,800
[1,2]	Nassau County NY GO TOB VRDO	0.820%	6/2/22	6,000	6,000
[1]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	0.810%	6/2/22	23,800	23,800
[1,2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.840%	6/7/22	2,665	2,665
[1]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.800%	6/1/22	3,800	3,800
[1,2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.820%	6/2/22	4,620	4,620
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.700%	6/1/22	5,250	5,250
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.780%	6/1/22	4,500	4,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.800%	6/1/22	35,600	35,600
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.800%	6/1/22	2,300	2,300

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.800%	6/1/22	31,950	31,950
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.800%	6/1/22	10,000	10,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.840%	6/1/22	5,990	5,990
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.840%	6/1/22	13,400	13,400
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.850%	6/1/22	2,775	2,775
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.870%	6/1/22	12,850	12,850
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.750%	6/2/22	14,650	14,650
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.750%	6/2/22	6,070	6,070
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.790%	6/2/22	23,900	23,900
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.720%	6/7/22	2,950	2,950
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.800%	6/7/22	4,500	4,500
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.820%	6/2/22	10,000	10,000
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue VRDO	0.820%	6/2/22	6,315	6,315
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue VRDO	0.820%	6/2/22	8,160	8,160
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue VRDO	0.820%	6/7/22	7,005	7,005
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.820%	6/2/22	6,665	6,665
[1]	New York City Housing Development Corp. Multi-Family Mortgage Local or Guaranteed (1405 Fifth Avenue Apartments) VRDO	0.840%	6/1/22	3,550	3,550
[1]	New York City Industrial Development Agency Auto Parking Revenue VRDO	0.780%	6/2/22	2,680	2,680
[1]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.570%	6/1/22	5,300	5,300
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.670%	6/1/22	15,485	15,485
	New York City Municipal Water Finance Sewer Revenue VRDO	0.600%	6/1/22	2,300	2,300
	New York City Municipal Water Finance Sewer Revenue VRDO	0.670%	6/1/22	19,695	19,695
	New York City Municipal Water Finance Water Revenue VRDO	0.580%	6/1/22	7,600	7,600
	New York City Municipal Water Finance Water Revenue VRDO	0.620%	6/1/22	16,220	16,220
[1]	New York City Municipal Water Finance Water Revenue VRDO	0.670%	6/1/22	9,920	9,920
[1]	New York City Municipal Water Finance Water Revenue VRDO	0.670%	6/1/22	56,275	56,275
	New York City Municipal Water Finance Water Revenue VRDO	0.810%	6/2/22	19,040	19,040
[1]	New York City NY Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	0.820%	6/2/22	2,870	2,870
[1,2]	New York City NY GO TOB VRDO	0.670%	6/1/22	8,400	8,400
[1,2]	New York City NY GO TOB VRDO	0.820%	6/2/22	2,515	2,515
[1]	New York City NY GO VRDO	0.640%	6/1/22	14,850	14,850
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.670%	6/1/22	7,500	7,500
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.810%	6/2/22	2,000	2,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.820%	6/2/22	3,000	3,000
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.850%	6/2/22	3,465	3,465
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.820%	6/7/22	2,500	2,500
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.820%	6/7/22	5,000	5,000
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.820%	6/2/22	7,500	7,500
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.820%	6/2/22	3,200	3,200
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.820%	6/2/22	5,915	5,915
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.820%	6/2/22	18,750	18,750
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.820%	6/2/22	5,000	5,000
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.820%	6/7/22	1,835	1,835
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.820%	6/2/22	1,700	1,700
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.820%	6/2/22	45,570	45,570
[1,2]	New York City Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.820%	6/2/22	3,075	3,075
[1,2]	New York City Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.820%	6/2/22	2,340	2,340
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.820%	6/2/22	1,500	1,500
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.820%	6/2/22	3,335	3,335
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.830%	6/2/22	14,300	14,300
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.820%	6/2/22	5,175	5,175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.670%	6/1/22	9,925	9,925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.820%	6/2/22	18,000	18,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.820%	6/2/22	1,105	1,105
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.730%	6/2/22	38,790	38,790
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.730%	6/2/22	28,440	28,440
	New York City Water & Sewer System Sewer Revenue VRDO	0.670%	6/1/22	3,100	3,100
[1,2]	New York City Water & Sewer System Water Revenue TOB VRDO	0.810%	6/2/22	1,600	1,600
	New York City Water & Sewer System Water Revenue VRDO	0.620%	6/1/22	3,500	3,500
[1]	New York City Water & Sewer System Water Revenue VRDO	0.670%	6/1/22	4,345	4,345
[1,2]	New York GO TOB VRDO	0.820%	6/2/22	2,000	2,000
[1,2]	New York GO TOB VRDO	0.820%	6/7/22	4,000	4,000
	New York GO VRDO	0.620%	6/1/22	8,000	8,000
[1]	New York Liberty Development Corp. Industrial Revenue VRDO	0.780%	6/2/22	34,825	34,825
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.820%	6/2/22	3,330	3,330
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.840%	6/2/22	11,000	11,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York Metropolitan Transportation Authority Special Tax Revenue TOB VRDO	0.810%	6/2/22	12,800	12,800
[1,2]	New York Metropolitan Transportation Authority Transit Sales Tax Revenue TOB VRDO	0.820%	6/2/22	9,350	9,350
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.820%	6/1/22	5,170	5,170
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.820%	6/1/22	26,390	26,390
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.830%	6/1/22	15,000	15,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.850%	6/1/22	15,000	15,000
[1,2]	New York NY GO TOB VRDO	0.810%	6/2/22	7,125	7,125
[1,2]	New York NY GO TOB VRDO	0.820%	6/2/22	10,300	10,300
[1,2]	New York NY GO TOB VRDO	0.820%	6/2/22	5,000	5,000
[1,2]	New York NY GO TOB VRDO	0.820%	6/7/22	4,445	4,445
[1]	New York NY GO VRDO	0.570%	6/1/22	4,000	4,000
	New York NY GO VRDO	0.620%	6/1/22	3,855	3,855
[1,2]	New York Power Authority Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	5,000	5,000
[1,2]	New York Power Authority Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	1,340	1,340
[1,2]	New York Power Authority Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	2,070	2,070
	New York State Dormitory Authority College & University Revenue	0.680%	6/2/22	9,735	9,735
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.700%	6/1/22	17,200	17,200
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.810%	6/2/22	1,600	1,600
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.820%	6/2/22	10,990	10,990
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.820%	6/7/22	4,800	4,800
	New York State Dormitory Authority College & University Revenue VRDO	0.620%	6/1/22	50,000	50,000
	New York State Dormitory Authority College & University Revenue VRDO	0.650%	6/1/22	29,845	29,845
	New York State Dormitory Authority College & University Revenue VRDO	0.720%	6/2/22	4,200	4,200
	New York State Dormitory Authority College & University Revenue VRDO	0.720%	6/2/22	11,890	11,890
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.750%	6/2/22	5,155	5,155
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.750%	6/2/22	15,275	15,275
[1,2,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/7/22	14,470	14,470
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/7/22	23,900	23,900
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.780%	6/1/22	19,055	19,055
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.810%	6/2/22	13,685	13,685
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.810%	6/2/22	7,400	7,400
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.820%	6/2/22	27,955	27,955

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.820%	6/2/22	1,000	1,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.820%	6/2/22	2,500	2,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.820%	6/2/22	19,505	19,505
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.820%	6/2/22	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.820%	6/2/22	1,800	1,800
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.820%	6/2/22	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.810%	6/7/22	9,570	9,570
[1]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.700%	6/1/22	18,000	18,000
[1]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.760%	6/1/22	15,100	15,100
[1]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.870%	6/1/22	20,000	20,000
[1,2]	New York State Environmental Facilities Corp. Water Revenue TOB VRDO	0.820%	6/2/22	5,305	5,305
[1,2]	New York State Environmental Facilities Corp. Water Revenue TOB VRDO	0.820%	6/2/22	1,750	1,750
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.680%	6/1/22	7,900	7,900
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.820%	6/2/22	6,665	6,665
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.820%	6/2/22	16,765	16,765
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.700%	6/1/22	6,500	6,500
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.760%	6/1/22	50,225	50,225
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.780%	6/1/22	12,450	12,450
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.780%	6/1/22	31,045	31,045
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.800%	6/1/22	20,000	20,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.800%	6/1/22	10,000	10,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.800%	6/1/22	6,200	6,200
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.830%	6/1/22	30,000	30,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.800%	6/7/22	20,000	20,000
[1,2]	New York State Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.820%	6/2/22	7,040	7,040
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	7,785	7,785
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.820%	6/7/22	5,500	5,500
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.820%	6/7/22	2,630	2,630
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.820%	6/2/22	8,365	8,365

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.810%	6/2/22	12,260	12,260
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.810%	6/2/22	8,745	8,745
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.820%	6/2/22	2,705	2,705
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.820%	6/2/22	3,400	3,400
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.820%	6/2/22	7,500	7,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.820%	6/2/22	3,750	3,750
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.820%	6/2/22	1,000	1,000
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.840%	6/2/22	4,530	4,530
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.840%	6/2/22	10,855	10,855
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.820%	6/7/22	6,760	6,760
[1,2]	New York State Urban Development Corp. Sales Tax Revenue TOB VRDO	0.820%	6/7/22	5,270	5,270
[1,2]	New York State Urban Development Corp. TOB VRDO	0.820%	6/2/22	6,700	6,700
[1]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.820%	6/1/22	4,125	4,125
	North Hempstead NY BAN GO PUT	1.500%	9/23/22	14,200	14,254
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.830%	6/2/22	25,600	25,600
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.840%	6/2/22	22,000	22,000
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	0.880%	6/2/22	34,800	34,800
[1]	Onondaga County Industrial Development Agency Health, Hospital, Nursing Home Revenue (Syracuse Home Association Project) VRDO	0.830%	6/2/22	3,810	3,810
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.810%	6/2/22	8,290	8,290
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.820%	6/2/22	2,515	2,515
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.830%	6/2/22	14,680	14,680
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.850%	6/7/22	1,665	1,665
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.890%	6/7/22	4,500	4,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.890%	6/7/22	3,335	3,335
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.890%	6/7/22	400	400
	Rockville Centre NY BAN GO PUT	1.000%	6/9/22	7,500	7,501
[1,2]	TOB Trust Recei Tengen 08/40 Adjustable Var	0.820%	6/7/22	4,260	4,260
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.820%	6/2/22	6,600	6,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.670%	6/1/22	12,855	12,855
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.670%	6/1/22	32,915	32,915
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	0.820%	6/2/22	7,500	7,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.820%	6/2/22	6,000	6,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.840%	6/2/22	15,000	15,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.820%	6/7/22	2,600	2,600
[1,2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	0.820%	6/7/22	6,675	6,675
[1,2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	0.820%	6/7/22	2,940	2,940
[1,2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	0.820%	6/7/22	4,000	4,000
[1,2]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	0.820%	6/7/22	2,665	2,665
[3]	Trust for Cultural Resources of New York Revenue PUT	0.940%	12/29/22	3,000	3,000
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	1,000	1,000
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	5,250	5,250
	Williamsville Central School District BAN GO PUT	1.000%	6/8/22	3,890	3,891
Total Tax-Exempt Municipal Bonds (Cost $2,071,587)					2,071,587
Total Investments (99.4%) (Cost $2,071,587)					2,071,587
Other Assets and Liabilities—Net (0.6%)					12,681
Net Assets (100%)					2,084,268
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $899,675,000, representing 43.2% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,071,587)	2,071,587
Investment in Vanguard	73
Cash	32
Receivables for Investment Securities Sold	215
Receivables for Accrued Income	1,772
Receivables for Capital Shares Issued	16,140
Other Assets	1,180
Total Assets	2,090,999
Liabilities
Payables for Capital Shares Redeemed	6,529
Payables for Distributions	58
Payables to Vanguard	144
Total Liabilities	6,731
Net Assets	2,084,268
At May 31, 2022, net assets consisted of:

Paid-in Capital	2,084,232
Total Distributable Earnings (Loss)	36
Net Assets	2,084,268

Net Assets
Applicable to 2,083,926,083 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,084,268
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	3,023
Total Income	3,023
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative	1,302
Marketing and Distribution	114
Custodian Fees	7
Shareholders’ Reports	14
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	1,572
Expense Reduction—Note B	(299)
Net Expenses	1,273
Net Investment Income	1,750
Realized Net Gain (Loss) on Investment Securities Sold	9
Net Increase (Decrease) in Net Assets Resulting from Operations	1,759

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,750	218
Realized Net Gain (Loss)	9	10
Net Increase (Decrease) in Net Assets Resulting from Operations	1,759	228
Distributions
Total Distributions	(1,762)	(217)
Capital Share Transactions (at $1.00 per share)
Issued	707,924	880,370
Issued in Lieu of Cash Distributions	1,641	204
Redeemed	(569,762)	(1,385,809)
Net Increase (Decrease) from Capital Share Transactions	139,803	(505,235)
Total Increase (Decrease)	139,800	(505,224)
Net Assets
Beginning of Period	1,944,468	2,449,692
End of Period	2,084,268	1,944,468

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0009	.0001	.006	.014	.012	.007
Net Realized and Unrealized Gain (Loss) on Investments	.0000[2]	—	—	—	—	—
Total from Investment Operations	.0009	.0001	.006	.014	.012	.007
Distributions
Dividends from Net Investment Income	(.0009)	(.0001)	(.006)	(.014)	(.012)	(.007)
Distributions from Realized Capital Gains	(.0000)[3]	—	—	—	—	—
Total Distributions	(.0009)	(.0001)	(.006)	(.014)	(.012)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.09%	0.01%	0.55%	1.39%	1.24%	0.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,084	$1,944	$2,450	$3,454	$3,214	$2,424
Ratio of Total Expenses to Average Net Assets[5]	0.13%	0.07%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.18%	0.01%	0.61%	1.38%	1.24%	0.67%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Amount was less than $.0001 per share.
3	Distribution was less than $.0001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the six months ended May 31, 2022 and 0.16% for the year ended November 30, 2021. For the years ended November 30, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

New York Municipal Money Market Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $73,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended May 31, 2022, Vanguard's expenses were reduced by $299,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized

New York Municipal Money Market Fund
cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,071,587
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $169,690,000 and sales were $145,245,000, resulting in net realized gain (loss) of $0.
F.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2022
Under 1 Year	6.7%
1 - 3 Years	2.0
3 - 5 Years	1.8
5 - 10 Years	10.9
10 - 20 Years	41.6
20 - 30 Years	29.6
Over 30 Years	7.4
The table reflects the fund’s investments, except for short-term investments and derivatives.

New York Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
New York (99.0%)
	Brookhaven Local Development Corp. Health, Hospital Nursing Home Revenue	3.375%	10/1/40	500	433
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,325
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	2,000	2,143
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	1,250	1,254
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	1,883
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,758
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,232
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	396
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,404
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,210	3,374
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,414
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,364
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,595	1,606
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,403
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	1,106
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,580	520
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,400	2,732
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,344
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,907
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	992

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	774
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,634
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,530	1,422
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,354
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/47	1,160	1,036
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,381
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	5,080	5,045
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital Nursing Home Revenue	4.000%	7/1/45	1,890	1,583
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,469
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,256
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,702
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,183
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,710	3,823
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,736
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	7,870	7,901
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,514
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	5,086
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	680
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	15
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/30	155	178
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/31	175	201
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/32	165	189
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/33	175	200
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	181
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	271
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/51	750	757
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	99
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	650	626
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	386
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	2,675	2,416
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	4,030	3,427
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	1,835	1,526
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	1,300	1,256
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	582
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	615
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	210
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	283
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	235
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	324

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	689
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	761
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	604
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,365	1,417
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,018
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,971
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,157
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	3,000	3,083
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	171
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,465	2,325
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	3,072
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,579
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,407
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,062
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	789
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	108
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	93
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	84
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	150
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	133
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	168
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	152
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	511
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	981
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,405
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,300
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	544
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,087
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,275
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	4,765	4,905
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	960
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,206
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,696
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	272
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	238
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,259
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	483
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	268

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,486
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	1,053
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,086
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,750	2,852
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	529
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	322
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	863
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,014
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	532
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	403
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	608
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	253
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	211
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	152
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/41	815	850
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/46	600	623
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/40	1,470	1,540
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/45	1,415	1,473
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	100	107
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	619
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	301
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,313
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,092
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,875
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,143
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,613
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,702
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,319
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,185

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	650	586
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,540	1,541
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,055	1,056
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,360	2,356
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,810	3,767
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	6,473
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	695
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,123
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	618
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	9,375	10,107
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	314
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,045
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	451
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	227
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	286
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	3.000%	7/1/51	4,500	3,582
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	751
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,888
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,252
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	717
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	394
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,855
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	667
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	480	508
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	929
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,645	1,689
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,025	1,087
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/44	1,670	1,711
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,160
[3,4]	Hempstead Town New York Local Development Corp. College & University Revenue TOB VRDO	0.830%	6/2/22	2,865	2,865
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	15,320

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	6,019
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/37	3,000	3,128
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,892
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	4,835
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,900	15,955
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,882
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,000	4,101
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	8,000	8,536
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	3,234
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,746
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/22	755	762
	Johnstown City School District GO	3.000%	6/15/33	1,935	1,890
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	18,953
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,087
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	13,950
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,125
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	4,885	5,245
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	836
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	7,550	7,886
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,168
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,666
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,182
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,564
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,409
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,405
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,716
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	8,277
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	7,000	7,292
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	3,787
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,159
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	3,956
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,000	4,758
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,069
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,559
	Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/40	1,495	1,579
	Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/43	6,000	6,313
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	440
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	970
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	27
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	44
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,974
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	81
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,827
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,018
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,418
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	1,002
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	514
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,883

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	171
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,138
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	344
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	646
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	720
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,350
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	174
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,253
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	6,000	6,324
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,361
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,324
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	8,544
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	857
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,935	3,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,970	2,114
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,900
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/27	125	125
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	7,708
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,865	4,110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	2,039
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,223
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,086
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	344
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	370	357
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	7,500	7,683
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,050	5,282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,046
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	885	931
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	329
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	90	90
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	505	539
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,738
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	150	157
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	200	208
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	209
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	3,800	3,797
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,660
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,060	3,193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	4,020	4,194
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,745	1,578
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	110	100
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,211
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	6,020	6,152
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	550	589
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/39	3,655	3,789
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	4,954
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	725
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	210
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,478
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	2,585	2,655
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	615	630
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,935

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	2,895
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,120	1,084
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	3,843
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	1,500	1,587
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,535	2,625
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,770	10,546
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	2,000	2,061
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,302
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	13,153
[1,3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.890%	6/2/22	2,975	2,975
[1,3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.910%	6/2/22	10,670	10,670
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,180
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,381
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,122
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	1,958
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,118
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,297
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/59	1,080	1,105
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	343
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	486
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,345
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,070
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,839
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,338
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,751
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	640
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,493
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,015
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	914
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,062
	Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,554
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	6/1/44	2,500	2,556
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,227
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,300	1,259
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,201
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,094
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	14,035	14,043

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,682
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,072
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	4,200	4,571
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	301
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,086
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,163
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	2,510	2,721
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,100	1,099
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,114
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,200	3,205
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,215	1,283
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	2,195	1,859
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,600	2,617
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	998
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	1,000	798
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	5,635	5,660
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	7,521
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,227
Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,602
Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,477
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	22,668
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,620	2,628
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,278
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	714
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	971
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	131
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,988
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,765	8,784
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,561
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,759

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,626
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,813
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,004
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,034
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	425	425
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,284
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,050	1,052
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,000	4,013
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,535	1,540
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,025	3,035
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,245	8,271
Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,838
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/22	270	271
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	344
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	355
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	450
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	396
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,185
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,042
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/45	2,230	2,302
New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,497
New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,504
New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,215
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	460
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	665
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	705
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	734
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	761
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	562
New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	561

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	588
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	375
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,320
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	904
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	640	648
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,990	1,957
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,140	3,087
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,420	3,361
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,640	1,612
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,280	1,267
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,965	1,944
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,021
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,305	1,285
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	1,245	1,183
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	543
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	3,780	3,790
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,656
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	4,640
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	977
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	388
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	2,000	1,565
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	10,000	10,131
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,070	10,429
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,507
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	3,079
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,776
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	7,286
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,030
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,959

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	3,267
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	7,115
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,339
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	3,229
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	7,648
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,291
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	7,000	6,042
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	719
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	734
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,625	2,173
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	2,505	2,320
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,838
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,459
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,829
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,468
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	3,000	2,791
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	4,625	4,296
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,104
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	7,074
[3,4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.850%	6/2/22	2,770	2,770
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	5.000%	7/1/23	1,000	1,037
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	3,630	4,084
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,366
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,096
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	705	645
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	681
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	5,975	5,335
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	2,500	2,222
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,375	1,215

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	7,510	6,329
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	838
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,061
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	455	375
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,592
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,281
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	2,000	1,759
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	3,959
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	4,202
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	5,556
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	17,250	13,141
[6]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,130	1,054
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,414
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,748
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	288
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	303
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	11,150	11,490
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	4,965	5,318
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	11,013
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10,000	10,988
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,723
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,915	6,317
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	8,010
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,397
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	7,500	7,746
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	6,010	6,219
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	10,368
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	2,685	3,068
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,340	5,536
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	5,000	4,439
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	9,180	9,523
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	3,000	3,117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,250	12,331
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	15,000	16,348
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	1,000	1,084
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	1,000	964
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,000	3,264
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	6,570	7,315
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	1,027
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	6,000	6,201
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	6,000	6,191

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,703
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	3,500	3,622
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	16,500	17,077
	New York City Municipal Water Finance Authority Water Revenue VRDO	0.650%	6/1/22	8,920	8,920
	New York City Municipal Water Finance Sewer Revenue VRDO	0.600%	6/1/22	2,400	2,400
	New York City Municipal Water Finance Water Revenue VRDO	0.620%	6/1/22	7,200	7,200
	New York City Municipal Water Finance Water Revenue VRDO	0.650%	6/1/22	5,600	5,600
	New York City Municipal Water Finance Water Revenue VRDO	0.810%	6/2/22	9,700	9,700
[3,4]	New York City NY GO TOB VRDO	0.670%	6/1/22	2,900	2,900
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,211
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	2,715	3,036
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,224
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,653
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	6,750	7,117
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,204
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,537
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	3,620	3,831
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,258
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,276
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	3,000	2,706
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	7,694
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,225	2,337
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,500
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	5,157
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	5,129
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,167
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,817
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,357
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	3,655
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,253
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,847
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	636
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,310

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,655	12,181
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	2,000	1,793
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,965	12,002
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,207
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,582
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,513
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	7,142
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	8,775	7,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	5,800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	11,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	10,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	2,000	2,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	4,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	5,000	5,324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,927
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	6,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	3,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	4,970	5,149

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,500	2,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	6,105	7,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,730	2,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	5,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,709
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	10,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,305	2,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	3,465	3,598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	8,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	3,000	3,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	4,000	4,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	2,500	2,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	6,000	5,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	5,000	5,714
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	3,735	3,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,190	1,225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	4,850	5,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.620%	6/1/22	27,485	27,485
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.620%	6/1/22	25,005	25,005

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.670%	6/1/22	1,810	1,810
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	665
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	306
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	593
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	440
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	405
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	464
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,182
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,312
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	405
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,597
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,213
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	520
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,092
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	462
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,220
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	576
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	1,034
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,589
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,371
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	691
[3,4]	New York City Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	0.870%	6/2/22	5,335	5,335
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,157
	New York City Water & Sewer System Sewer Revenue VRDO	0.670%	6/1/22	2,700	2,700
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,000	3,266
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,000	3,260
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	7,500	8,270
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,249
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,500	2,678
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	1,300	1,347
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	4,914
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	9,000	9,572
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	4,500	4,688
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	9,825	10,750
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	1,000	1,036

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	New York City Water & Sewer System Water Revenue TOB VRDO	0.820%	6/2/22	1,000	1,000
	New York City Water & Sewer System Water Revenue VRDO	0.620%	6/1/22	700	700
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	500	508
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	5,045
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/40	250	252
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	16,005	17,218
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,514
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	3,957
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,580	5,967
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/46	13,640	14,531
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,636
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	7,355	7,633
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	735	709
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,663
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	12,000	10,369
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,375	2,948
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	2,025	1,807
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,806	13,197
[7]	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,325	21,277
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	9,885	9,189
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,615	14,603
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,713
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	5,500	4,783
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	4,925	4,320
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	50	51
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,750	11,959
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	3,000	2,503
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,139
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,524
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	18,450	15,348
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,000	12,189
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	22,250	18,050

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,229
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	60,000	70,845
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	3,155
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,500	2,802
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	7,435	7,446
	New York NY GO	5.000%	8/1/22	2,535	2,551
	New York NY GO	5.000%	8/1/26	3,140	3,426
	New York NY GO	5.000%	8/1/26	3,875	4,313
	New York NY GO	5.000%	1/1/27	3,500	3,921
	New York NY GO	5.000%	9/1/27	3,805	4,314
	New York NY GO	5.000%	8/1/28	2,320	2,637
	New York NY GO	5.000%	8/1/29	5,070	5,560
	New York NY GO	5.000%	8/1/29	3,515	3,820
	New York NY GO	5.000%	8/1/29	5,195	5,881
	New York NY GO	5.000%	8/1/29	3,000	3,486
	New York NY GO	5.000%	8/1/30	5,050	5,530
	New York NY GO	5.000%	8/1/30	4,720	5,168
	New York NY GO	5.000%	8/1/30	4,000	4,503
	New York NY GO	5.000%	8/1/30	3,000	3,529
	New York NY GO	4.000%	8/1/31	2,775	2,908
	New York NY GO	5.000%	8/1/31	7,810	8,654
	New York NY GO	5.000%	8/1/31	1,440	1,616
	New York NY GO	5.000%	8/1/31	3,000	3,502
	New York NY GO	5.000%	8/1/31	2,500	2,971
	New York NY GO	5.000%	8/1/31	1,815	2,157
	New York NY GO	5.000%	12/1/31	1,770	1,960
	New York NY GO	4.000%	8/1/32	1,935	2,003
	New York NY GO	5.000%	8/1/32	5,000	5,324
	New York NY GO	5.000%	8/1/32	1,250	1,421
	New York NY GO	5.000%	8/1/32	3,735	4,172
	New York NY GO	5.000%	8/1/32	1,000	1,157
	New York NY GO	5.000%	8/1/32	1,825	2,186
	New York NY GO	5.000%	10/1/32	2,485	2,854
	New York NY GO	5.000%	12/1/32	1,240	1,404
	New York NY GO	3.250%	3/1/33	3,000	3,045
	New York NY GO	5.000%	8/1/33	1,000	1,128
	New York NY GO	5.000%	8/1/33	500	591
	New York NY GO	5.000%	4/1/34	3,680	4,264
	New York NY GO	4.000%	8/1/34	4,535	4,704
	New York NY GO	5.000%	8/1/34	2,000	2,246
	New York NY GO	5.000%	8/1/34	2,260	2,538
	New York NY GO	5.000%	8/1/34	1,125	1,286
	New York NY GO	3.000%	3/1/35	2,500	2,413
	New York NY GO	5.000%	8/1/35	2,000	2,279
	New York NY GO	4.000%	10/1/35	1,000	1,044
	New York NY GO	5.000%	12/1/35	2,500	2,736
	New York NY GO	4.000%	3/1/36	1,500	1,563
	New York NY GO	5.000%	6/1/36	910	971
	New York NY GO	4.000%	8/1/36	1,385	1,446
	New York NY GO	5.000%	10/1/36	5,000	5,490
	New York NY GO	5.000%	10/1/36	2,590	2,917
	New York NY GO	5.000%	3/1/37	7,500	8,295

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	3/1/37	45	46
New York NY GO	4.000%	8/1/37	2,070	2,157
New York NY GO	4.000%	8/1/37	2,500	2,616
New York NY GO	5.000%	8/1/37	4,000	4,345
New York NY GO	4.000%	10/1/37	1,500	1,559
New York NY GO	4.000%	3/1/38	4,850	5,038
New York NY GO	5.000%	3/1/38	7,500	8,268
New York NY GO	5.000%	3/1/38	2,000	2,248
New York NY GO	5.000%	4/1/38	1,000	1,104
New York NY GO	4.000%	8/1/38	5,005	5,187
New York NY GO	4.000%	8/1/38	2,500	2,601
New York NY GO	5.000%	8/1/38	10,395	11,267
New York NY GO	5.000%	10/1/38	6,500	7,105
New York NY GO	5.000%	10/1/38	2,910	3,257
New York NY GO	5.000%	3/1/39	5,315	5,852
New York NY GO	5.000%	3/1/39	3,000	3,364
New York NY GO	4.000%	8/1/39	3,280	3,405
New York NY GO	4.000%	8/1/39	2,500	2,606
New York NY GO	4.000%	10/1/39	4,000	4,142
New York NY GO	5.000%	10/1/39	2,220	2,479
New York NY GO	5.000%	10/1/39	8,910	9,718
New York NY GO	4.000%	8/1/40	1,155	1,202
New York NY GO	4.000%	8/1/40	9,400	9,825
New York NY GO	4.000%	10/1/40	3,000	3,106
New York NY GO	3.000%	3/1/41	5,010	4,476
New York NY GO	4.000%	8/1/41	2,035	2,118
New York NY GO	4.000%	8/1/41	2,500	2,613
New York NY GO	3.000%	10/1/41	2,250	2,006
New York NY GO	4.000%	12/1/41	1,215	1,257
New York NY GO	5.000%	12/1/41	8,000	8,683
New York NY GO	5.000%	12/1/41	4,850	5,382
New York NY GO	4.000%	3/1/42	1,500	1,555
New York NY GO	5.000%	3/1/42	1,500	1,701
New York NY GO	5.250%	5/1/42	6,700	7,885
New York NY GO	4.000%	8/1/42	7,000	7,220
New York NY GO	4.000%	8/1/42	2,500	2,605
New York NY GO	5.000%	8/1/42	2,365	2,649
New York NY GO	5.000%	10/1/42	8,000	8,885
New York NY GO	4.000%	12/1/42	3,835	3,962
New York NY GO	5.000%	3/1/43	7,500	8,343
New York NY GO	5.000%	3/1/43	4,180	4,729
New York NY GO	5.000%	4/1/43	6,500	7,117
New York NY GO	5.000%	8/1/43	4,020	4,447
New York NY GO	5.000%	8/1/43	2,340	2,615
New York NY GO	5.000%	10/1/43	3,000	3,325
New York NY GO	4.000%	12/1/43	2,415	2,492
New York NY GO	4.000%	3/1/44	2,000	2,066
New York NY GO	5.000%	3/1/44	1,000	1,129
New York NY GO	4.000%	8/1/44	9,205	9,461
New York NY GO	5.000%	12/1/44	3,000	3,310
New York NY GO	5.000%	4/1/45	5,000	5,460
New York NY GO	4.000%	3/1/47	11,545	11,911
New York NY GO	5.000%	8/1/47	5,000	5,649
New York NY GO	4.000%	3/1/50	525	539
New York NY GO	5.000%	3/1/50	6,200	6,904

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	3.000%	8/1/50	4,000	3,360
	New York NY GO	4.000%	8/1/50	6,000	6,180
	New York NY GO	3.000%	3/1/51	3,000	2,509
	New York NY GO VRDO	0.620%	6/1/22	16,340	16,340
[4]	New York NY GO VRDO	0.630%	6/1/22	16,000	16,000
	New York NY GO VRDO	0.650%	6/1/22	4,745	4,745
[4]	New York NY GO VRDO	0.670%	6/1/22	8,610	8,610
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,566
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,619
	New York NY GO, Prere.	5.000%	3/1/23	6,745	6,921
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	3,325	3,378
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	11,500	11,647
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	18,740	18,909
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	6,611
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	5,531
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,562
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/37	1,825	1,912
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	7,500	7,674
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	5,080
	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,218
	New York State Bridge Authority Highway Revenue	5.000%	1/1/30	830	961
	New York State Bridge Authority Highway Revenue	5.000%	1/1/31	600	702
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,345
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	694
	New York State Bridge Authority Highway Revenue	4.000%	1/1/51	1,255	1,263
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	280	288
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	329
[8]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	1,370	1,414
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,290
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	334
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	804
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,771
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	349
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,040
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	699
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	544
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	521
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	379
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,490
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	540	542
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	435
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	328
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,682
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,411
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,092
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	937
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	28
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	48
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	330
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,000	2,159
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	539
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	566

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	5,588
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	554
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	331
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,275	1,303
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,057
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,750	1,755
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,170
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,028
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,103
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	387
New York State Dormitory Authority College & University Revenue	4.000%	7/1/32	1,450	1,478
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	612
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	629
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	2,008
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	362
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	511
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,235
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,056
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	7,799
New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,390	1,430
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,689
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,528
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15	15
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	812
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	3,000	3,094
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,401
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	590
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	229
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	602
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,186
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,395	2,512
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	1,335	1,522
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,065
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	542
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	7,650
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	305
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,074
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,635
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,127
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,051
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	516
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	330
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,592
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	267
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	2,000	2,274
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	248
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	750	842
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	412
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	615
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,515	2,568
New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	1,000	1,120
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,598
New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	2,510	2,562
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,806
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,455	1,551

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	600	680
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,000	1,117
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,180	1,178
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	7,625	7,927
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,383
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,840	2,952
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	1,000	1,115
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	1,500	1,894
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,623
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	4,235	4,539
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,000	1,129
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,145	1,269
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,469
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	3,000	3,132
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	11
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	327
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,438
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,185	1,237
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,309
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	4,000	4,010
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	5,000	5,100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	2,790	2,879
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,526
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,277
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	10,000	10,136
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,801
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,356
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	4,372
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,693
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	15,633
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,580	14,820
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,365	6,527
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	4,065
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	10,500	11,753
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	3,000	3,058
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,445	2,343
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,783
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	7,000	7,096
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,630	1,635
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,210	1,214
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,003
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,003
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	7,575
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	570	563
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	4,880	5,107
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,625	3,637

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	10,000	10,032
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	4,200	4,213
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,250	3,260
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,297
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,009
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,250	2,257
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	13,500	13,543
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	2,355	2,377
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	1,520	1,534
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	31
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	31
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	21
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,348
	New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,599
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	530
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,059
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	530
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,235
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,912
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	16
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	228
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	228
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	705
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,263
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	470	470
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	847
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,200	2,407

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,355	2,488
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	756
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,410
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	8,579
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,663
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,070	1,115
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	507
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	517
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,342
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	558
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	464
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,093
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	464
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	900	962
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,286
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,176
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,783
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	711
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	789
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,079
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	349
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	717
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,730
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	2,257
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	846
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,399
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,064
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,100	1,144
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	843

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	781
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,098
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,200	1,247
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	967
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,672
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	458
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	2,200	2,338
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,100	1,168
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	507
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,163
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	400	405
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	103
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	401
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,167
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	1,000	1,047
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,046
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	4,000	3,943
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	296
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,061
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	589
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	600	605
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	539
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	443
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	1,825
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,335
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,400	3,412
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,361
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,275	2,371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	7,385	7,394

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	2,925
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,744
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	4,223
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	8,260	8,322
[3,10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	10,000	9,792
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	4,900	4,917
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	8,710	9,592
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	13,000	13,074
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,219
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,144
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,471
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	5,616
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,084
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,508
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,000	1,190
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	1,910
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,161
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	5,470
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,167
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	8,543
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,852
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	3,000	3,180
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,650
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,528
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,290
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,079
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,134
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,239
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	5,670	5,890
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	3,880
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,725
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,345
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	3,500	3,155
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,609
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	8,115	8,386
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	3,500	3,132
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,410
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	830	881
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,753
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,877
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	541
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,629
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,500	2,593
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	650	688
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,000	5,692
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	1,500	1,534

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	5,122
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	5,118
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,593
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	5,107
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	3,220	2,783
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	12
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,986
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	2,250	2,478
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	750	798
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,065
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,725	1,992
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,655	1,903
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,472
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	1,125	1,175
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,000	1,064
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,339
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,108
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	677
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	900	936
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	575	596
[2,10]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	5,080	5,754
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,478
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,572
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,232
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	659
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	570
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,065
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,724
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,597
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	8,891
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,000	5,910

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	7,000	7,406
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,217
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	5,129
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,053
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	9,875
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	10,120
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,328
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,216
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,139
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,463
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	3,629
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,547	3,922
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	450
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,213
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	336
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,500	2,685
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,531
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,501
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,394
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	3,963
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,499
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,984
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,489
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,382
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,900	4,304
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	11,000	12,009
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,700	16,009
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,000	1,093
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,433
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	2,615	2,853
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	35	36
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	8,495	9,243
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	5,738
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,115
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,109
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,839
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,279
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	12,416
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,113
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,011
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,350

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,002
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,415
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,147
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,342
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,272
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,849
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,571
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,345
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,425
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,415	1,368
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,655	11,154
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	4,348
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	751
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	926
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	2,000	1,533
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	2,756
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	2,118
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	1,097
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	3,250
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	572
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,397
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,127
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.620%	6/1/22	4,800	4,800
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	5,610
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,347
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,319
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	2,832
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,836
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	5,852
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,126
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,465
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,197
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	2,001
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,753
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,422

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,429
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,313
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,574
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	250	254
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	1,750	1,807
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,569
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,593
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,566
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	12,000	12,379
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	2,550	2,720
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	5,149
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	3,084
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	375
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	10,000	10,610
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	2,486
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	4,116
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	4,088
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	14,000	14,255
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	2,046
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	12,500	10,292
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	5,975	6,319
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	2,981
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	2,818
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	5,024
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	2,038
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	16,095	17,200
[3,4]	New York State Thruway Authority Highway Revenue TOB VRDO	0.900%	6/2/22	8,000	8,000
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	9,040	7,869
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	9,340	9,522
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	12,000	12,180
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,733
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,443
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,157
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,119
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,110
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	5,000	5,192
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	3,638
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,450	3,574
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,867
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	8,280	8,581
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	5,165
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	6,747
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,103
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,109
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	2,500	2,568
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	2,600	2,283
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	12,310	12,599
[3,4]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.820%	6/2/22	5,600	5,600
[3,4]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.850%	6/2/22	4,688	4,688
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,682
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,199

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,497
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,031
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,492
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	3,628
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	13,895	14,307
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	2,500	2,569
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	3,635	3,729
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,506
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,551
	New York Transportation Development Corp Industrial Revenue	4.000%	12/1/39	3,290	3,274
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,000	1,107
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	5,059
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	5,065	5,479
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	2,705
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	795	783
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	1,795	1,562
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	468
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,033
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,033
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,033
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	3,827
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	4,157
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/32	1,000	1,003
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/42	1,855	1,861
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	477
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	501
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	473
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	768
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	548
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	579
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	600
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	328

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	605
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	331
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	327
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	636
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	662
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	446
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	668
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	435
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	350
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	378
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	300
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	303
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	274
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	199
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	347
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	496
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	297
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/40	1,940	2,013
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	246
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	520
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,056
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/45	3,950	4,084
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	538
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	776
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	1,305	1,318
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	4,179
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/41	5,000	5,081
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	2,000	2,235
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,049

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,204
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,555
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,303
	Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	1,137
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	3,838
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	380	434
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	1,895
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,723
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,509
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	3,765
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,340
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	14,009
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	8,760
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	5,561
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	13,525	13,902
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,537
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,165
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,178
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	12,794
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	5,112
	Rockland County NY GO	4.000%	4/1/23	235	240
	Rockland County NY GO	4.000%	4/1/24	240	249
	Rockland County NY GO	4.000%	4/1/25	255	267
	Rockland County NY GO	4.000%	4/1/26	265	281
	Rockland County NY GO	4.000%	4/1/27	270	289
	Rockland County NY GO	4.000%	4/1/28	285	307
	Rockland County NY GO	4.000%	4/1/29	300	326
	Rockland County NY GO	4.000%	4/1/30	310	338
	Rockland County NY GO	4.000%	4/1/31	320	348
	Rockland County NY GO	4.000%	4/1/32	335	363
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,822
	Rockland County NY GO	4.000%	4/1/33	350	376
	Rockland County NY GO	4.000%	4/1/34	370	392
	Rockland County NY GO	4.000%	4/1/35	385	403
	Rockland County NY GO	4.000%	4/1/36	410	425
	Rockland County NY GO	4.000%	4/1/44	1,995	2,048

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	11
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,815	3,018
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	70
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	243
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	193
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	248
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	248
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	550
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	560
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,467
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	329
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,400
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,909
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	3,878
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	4,910
[10]	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	7/1/32	1,000	1,165
[10]	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,121
[1]	Schenectady NY GO	3.000%	5/1/31	635	640
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	337
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	716
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	486
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	893
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,624
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	586
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	111
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	84
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	319
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	112
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	309
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	112
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	296

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	111
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	278
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	166
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	277
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	150	166
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	270	299
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	105	116
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	300	331
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	150	166
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	300	331
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	150	165
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	225	248
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	150	165
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	235	258
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	150	165
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	250	274
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	130	142
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	300	329
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	234
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	257
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	258
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,561
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,118
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	782
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	196
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,077
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	183
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,000	2,136
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	9,000	9,331
[1]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,581

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,189
[2]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,708
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,855
[1]	Suffolk County NY GO	3.000%	6/15/31	250	252
	Suffolk NY GO	5.000%	6/15/31	1,000	1,162
	Suffolk NY GO	5.000%	6/15/32	850	997
	Suffolk NY GO	5.000%	6/15/33	915	1,069
	Suffolk NY GO	5.000%	6/15/34	715	833
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	3,750	3,751
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/33	1,025	1,054
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/34	1,200	1,227
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/35	1,000	1,021
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	744
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	513
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,122
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	725	780
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	537
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	3,940
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,311
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,434
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	160
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	2,000	2,147
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,611
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,480
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,703
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,033
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,588
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,734
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	4,999
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	10,979
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,643
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,306
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,500	8,205
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,340	7,943
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,995	3,458
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,472
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	6,820	7,649
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	16,000	17,996
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	10,000	10,124
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	10,611
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,540
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,602
[3,4]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.820%	6/2/22	6,525	6,525
[10]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	5,000	5,667
[10]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	4,500	5,164
[10]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	4,000	4,624

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	2,500	2,921
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	360
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,368
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,819
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,545	4,666
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,890	6,054
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	2,500	2,837
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	11,000	12,359
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,037
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,226
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,070
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	166
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	306
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	497
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	247
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	379
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	103
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	158
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	192
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	383
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,207
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	2,751
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,115
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	3,060	3,044
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,319
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,353
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,401
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,325	5,719
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	1,844
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,337
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	6,387
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	956
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	5,808
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,999
	Webster Central School District GO	2.000%	6/15/33	1,180	1,004
	Webster Central School District GO	2.000%	6/15/34	1,265	1,053
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,227
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,226
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,200	15,542
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	7,863
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	400	401
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	540
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	708

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	368
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	507
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,323
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	638
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	475
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,103
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,309
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	398
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,060
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	538
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,056
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	214
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,611
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	2,345
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,000	1,954
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	550	587
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	610	583
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	21,895	22,452
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	3,100	2,894
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,323
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,000	1,023
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,691
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	790
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	767
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,336
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	395
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	1,027
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	647

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	771
[1]	Yonkers NY GO	5.000%	3/15/34	1,400	1,624
[1]	Yonkers NY GO	5.000%	3/15/36	1,735	2,003
[1]	Yonkers NY GO	5.000%	3/15/38	1,000	1,148
					4,555,442
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,044
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	509
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	340
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,375
					8,268
Puerto Rico (0.4%)
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	798	902
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	134	131
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	586	565
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	160
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	895	833
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,090
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,388	2,579
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	189
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	9,544	9,532
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,437	1,435
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,202	3,256
					21,672
Total Tax-Exempt Municipal Bonds (Cost $4,769,260)					4,585,382
Total Investments (99.6%) (Cost $4,769,260)					4,585,382
Other Assets and Liabilities—Net (0.4%)					16,509
Net Assets (100%)					4,601,891
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $108,895,000, representing 2.4% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Securities with a value of $1,395,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	291	32,869	(130)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	(201)	(25,825)	198
Ultra Long U.S. Treasury Bond	September 2022	(84)	(13,083)	292
				490
				360

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,769,260)	4,585,382
Investment in Vanguard	167
Cash	6,457
Receivables for Investment Securities Sold	8,736
Receivables for Accrued Income	48,780
Receivables for Capital Shares Issued	5,862
Variation Margin Receivable—Futures Contracts	364
Other Assets	99
Total Assets	4,655,847
Liabilities
Payables for Investment Securities Purchased	41,722
Payables for Capital Shares Redeemed	9,296
Payables for Distributions	2,746
Payables to Vanguard	192
Total Liabilities	53,956
Net Assets	4,601,891
At May 31, 2022, net assets consisted of:

Paid-in Capital	4,818,864
Total Distributable Earnings (Loss)	(216,973)
Net Assets	4,601,891

Investor Shares—Net Assets
Applicable to 39,934,837 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	437,123
Net Asset Value Per Share—Investor Shares	$10.95

Admiral Shares—Net Assets
Applicable to 380,485,989 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,164,768
Net Asset Value Per Share—Admiral Shares	$10.95

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	69,469
Total Income	69,469
Expenses
The Vanguard Group—Note B
Investment Advisory Services	162
Management and Administrative—Investor Shares	368
Management and Administrative—Admiral Shares	1,809
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—Admiral Shares	109
Custodian Fees	14
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	1
Other Expenses	12
Total Expenses	2,525
Net Investment Income	66,944
Realized Net Gain (Loss)
Investment Securities Sold	(27,985)
Futures Contracts	4,064
Realized Net Gain (Loss)	(23,921)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(517,635)
Futures Contracts	785
Change in Unrealized Appreciation (Depreciation)	(516,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	(473,827)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,944	137,197
Realized Net Gain (Loss)	(23,921)	43,627
Change in Unrealized Appreciation (Depreciation)	(516,850)	935
Net Increase (Decrease) in Net Assets Resulting from Operations	(473,827)	181,759
Distributions
Investor Shares	(10,272)	(17,121)
Admiral Shares	(98,501)	(161,862)
Total Distributions	(108,773)	(178,983)
Capital Share Transactions
Investor Shares	(53,748)	33,064
Admiral Shares	(405,146)	369,580
Net Increase (Decrease) from Capital Share Transactions	(458,894)	402,644
Total Increase (Decrease)	(1,041,494)	405,420
Net Assets
Beginning of Period	5,643,385	5,237,965
End of Period	4,601,891	5,643,385

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.21	$12.20	$12.01	$11.34	$11.71	$11.49
Investment Operations
Net Investment Income[1]	.144	.295	.327	.354	.369	.372
Net Realized and Unrealized Gain (Loss) on Investments	(1.169)	.108	.231	.696	(.314)	.282
Total from Investment Operations	(1.025)	.403	.558	1.050	.055	.654
Distributions
Dividends from Net Investment Income	(.144)	(.295)	(.326)	(.355)	(.369)	(.372)
Distributions from Realized Capital Gains	(.091)	(.098)	(.042)	(.025)	(.056)	(.062)
Total Distributions	(.235)	(.393)	(.368)	(.380)	(.425)	(.434)
Net Asset Value, End of Period	$10.95	$12.21	$12.20	$12.01	$11.34	$11.71
Total Return[2]	-8.50%	3.34%	4.73%	9.37%	0.48%	5.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$437	$546	$513	$550	$425	$464
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.41%	2.73%	3.00%	3.21%	3.18%
Portfolio Turnover Rate	31%	40%	34%	15%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.21	$12.20	$12.01	$11.34	$11.71	$11.49
Investment Operations
Net Investment Income[1]	.149	.305	.337	.364	.378	.384
Net Realized and Unrealized Gain (Loss) on Investments	(1.169)	.107	.230	.695	(.314)	.282
Total from Investment Operations	(1.020)	.412	.567	1.059	.064	.666
Distributions
Dividends from Net Investment Income	(.149)	(.304)	(.335)	(.364)	(.378)	(.384)
Distributions from Realized Capital Gains	(.091)	(.098)	(.042)	(.025)	(.056)	(.062)
Total Distributions	(.240)	(.402)	(.377)	(.389)	(.434)	(.446)
Net Asset Value, End of Period	$10.95	$12.21	$12.20	$12.01	$11.34	$11.71
Total Return[2]	-8.46%	3.43%	4.82%	9.46%	0.56%	5.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,165	$5,097	$4,725	$4,648	$3,956	$3,929
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.49%	2.81%	3.08%	3.29%	3.28%
Portfolio Turnover Rate	31%	40%	34%	15%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

New York Long-Term Tax-Exempt Fund
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.

New York Long-Term Tax-Exempt Fund
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $167,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New York Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,585,382	—	4,585,382
Derivative Financial Instruments
Assets
Futures Contracts[1]	490	—	—	490
Liabilities
Futures Contracts[1]	130	—	—	130
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,781,932
Gross Unrealized Appreciation	31,685
Gross Unrealized Depreciation	(227,875)
Net Unrealized Appreciation (Depreciation)	(196,190)
E.	During the six months ended May 31, 2022, the fund purchased $1,582,108,000 of investment securities and sold $2,103,718,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $57,730,000 and sales were $126,960,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

New York Long-Term Tax-Exempt Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	38,396	3,341	147,854	12,091
Issued in Lieu of Cash Distributions	8,662	742	14,680	1,203
Redeemed	(100,806)	(8,887)	(129,470)	(10,595)
Net Increase (Decrease)—Investor Shares	(53,748)	(4,804)	33,064	2,699
Admiral Shares
Issued	525,777	46,800	809,102	66,130
Issued in Lieu of Cash Distributions	73,129	6,265	119,380	9,784
Redeemed	(1,004,052)	(89,944)	(558,902)	(45,799)
Net Increase (Decrease)—Admiral Shares	(405,146)	(36,879)	369,580	30,115
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard New York Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard New York Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
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Q762 072022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD New YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 25, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.